Description of Business and Summary of Significant Accounting Policies (Details Narrative)	2 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 10, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segments shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segments shares	Jun. 30, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2018 USD ($)
Net loss		$ (2,706,000)	$ (928,000)	$ (5,931,000)	$ (3,017,000)	$ (1,613,972)	$ (5,787,364)
Net cash used in operating activities				(1,804,000)	(968,000)	(1,028,501)	(2,221,320)
Stockholders' equity (deficit)		(1,850,000)	205,000	(1,850,000)	205,000	255,414	278,940	$ (814,000)		$ 180,000	$ (826,412)
Cash on hand		11,000		11,000		35,820	433,143
Advertising costs				53,000	58,000	27,529	103,401
Research and development costs		62,000	$ 115,000	$ 307,000	$ 196,000	$ 207,600	351,670
Net income loss vested unissued shares | shares				4,125,000
Debt conversion description				It should be noted that under the contractual terms of the convertible notes; one note holder is limited no more than 4.99% of outstanding shares; the other note holders are limited to no more than 9.99% of the outstanding shares at any time within 61 days of conversion.
Debt conversion, number of common stock issuable | shares				20,361,669
Derivative liability fair value		0		$ 0			$ 400,139		$ 565,195
Operating segments | Segments				1			1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage				10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage				10.00%			10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage				10.00%
Customer One [Member] | Revenue Benchmark [Member]
Concentration risk percentage				15.00%	15.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration risk percentage				17.00%			19.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage				10.00%			12.00%
Vendor One [Member] | Accounts Payable [Member]
Concentration risk percentage				11.00%
Vendor Two [Member] | Accounts Payable [Member]
Concentration risk percentage				17.00%
Vendor Three [Member] | Accounts Payable [Member]
Concentration risk percentage				14.00%
Vendor Four [Member] | Accounts Payable [Member]
Concentration risk percentage				14.00%
Level 2 [Member]
Derivative liability fair value		$ 179,000		$ 179,000
Restricted Stock [Member]
Potentially dilutive shares outstanding | shares				4,500,000			8,000,000
Convertible Notes Payable [Member]
Potentially dilutive shares outstanding | shares				61,171,291			889,469
Stock Options [Member]
Potentially dilutive shares outstanding | shares				2,732,261			3,290,000
Subsequent Event [Member]
Issuance of convertible note payable	$ 1,643,000